Income Taxes - Schedule of Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes		$ 644,344	$ 539,058
Canadian federal and provincial income tax rates		27.00%	27.00%
Income tax expense (recovery) based on above rates		$ 173,973	$ 145,546
Non-deductible stock based compensation and other		389	1,656
Differences in tax rates in foreign jurisdictions	[1]	(203,606)	(147,991)
Global minimum tax expense		113,505
Current period unrecognized temporary differences - impairment of mineral stream interests		23,085
Current period unrecognized temporary differences		4,566	844
Write down (reversal of write down) or recognition of prior period temporary differences		3,292	1,359
Total income tax expense (recovery) recognized in net earnings		$ 115,204	$ 1,414
Effective Tax Rate		18.00%	0.00%

[1]	During the year ended December 31, 2024, the Company’s subsidiaries generated net earnings of $757 million, as compared to $551 million during the comparable period of the prior year.